ACCOUNTS PAYABLE - RELATED PARTIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES RELATED PARTIES	As of March 31, 2024 and December 31, 2023, the Company owed related parties the following (in thousands):
	March 31, 2024	December 31, 2023
Board Member	$22	$42

As of December 31, 2023 and 2022, the Company owed related parties the following (in thousands):

	December 31, 2023			December 31, 2022
	Accounts	Accrued		Accounts	Accrued
	Payable	Expenses	Total	Payable	Expenses	Total
Former Chairman of Board of Directors	$-	$-	$-	$-	$60	$60
Board Member	$42	$-	$42	$-	$-	$-